Investment in Unconsolidated Subsidiary (Components of the Income/Gain from the Unconsolidated Subsidiary Investment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income from unconsolidated subsidiary (excluding merger-related adjustments)
Dividend income	$ 36	$ 61	$ 55
Equity income	45	106	167
Total income (excluding merger-related adjustments)	81	167	222
Merger Related Adjustments For Investment In Unconsolidated Subsidiary [Abstract]
Adjustment to LCB book value at April 30, 2018	(239)
Special merger-related dividend	39
Fair value gain	415
Total merger-related adjustments	215
Total income/gain from unconsolidated subsidiary	$ 296	$ 167	$ 222